Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2010	$ 3,135	$ 37	$ 24,557	$ (21,459)
Balance, Shares at Dec. 31, 2010		37,424,423
Common stock issuance ESPP plan	153		153
Common stock issuance ESPP plan, shares	122,401	122,401
Transaction fees and expenses	(41)		(41)
Issuance of stock for stock options	367		367
Issuance of stock for stock options, shares	382,500	382,500
Issuance of stock for warrants		4	(4)
Issuance of stock for warrants, shares		3,365,209
Issuance of restricted shares		120,000
Issuance of common stock for cash	3,002	2	3,000
Issuance of common stock for cash, net, shares		2,001,667
Stock compensation expense - warrants	83		83
Stock compensation expense - restricted stock	90		90
Stock compensation expense - options	285		285
Net income (loss)	(1,177)			(1,177)
Balance at Dec. 31, 2011	5,897	43	28,490	(22,636)
Balance, Shares at Dec. 31, 2011		43,416,200
Common stock issuance ESPP plan	89		89
Common stock issuance ESPP plan, shares	56,805	56,805
Transaction fees and expenses	(38)		(38)
Issuance of stock for stock options	198		198
Issuance of stock for stock options, shares	197,209	197,209
Issuance of stock for warrants	262		262
Issuance of stock for warrants, shares		250,066
Issuance of common stock for intangibles	1,945	2	1,943
Issuance of common stock for intangibles, shares		1,360,000
Stock compensation expense - warrants	223		223
Stock compensation expense - options	575		575
Net income (loss)	65			65
Balance at Dec. 31, 2012	9,216	45	31,742	(22,571)
Balance, Shares at Dec. 31, 2012		45,280,280
Common stock issuance ESPP plan	230		230
Common stock issuance ESPP plan, shares	76,595	76,595
Transaction fees and expenses	(1,037)		(1,037)
Issuance of stock for stock options	372	1	371
Issuance of stock for stock options, shares	438,998	438,998
Issuance of common stock for cash	9,968	3	9,965
Issuance of common stock for cash, net, shares		3,322,500
Stock compensation expense - warrants	263		263
Stock compensation expense - options	666		666
Net income (loss)	2,033			2,033
Balance at Dec. 31, 2013	$ 21,711	$ 49	$ 42,200	$ (20,538)
Balance, Shares at Dec. 31, 2013		49,118,373